Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Revenue by geographic area

The following table disaggregates the Company’s revenue by geographic area for the three months ended March 31, 2021 and 2020 (in thousands):

	Three Months Ended March 31,
	2021	2020
United States	$26,430	$25,148
Americas (excluding United States)	651	460
Asia	842	881
Europe	22	30

Total revenue	$27,945	$26,519

The following table disaggregates the Company’s revenue by geographic area for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year ended December 31,
	2020	2019	2018
United States	$97,034	$90,522	$75,135
Americas (excluding United States)	1,870	1,227	1,112
Asia	3,509	864	877
Europe	132	142	53

Total revenue	$102,545	$92,755	$77,177

Summarizes total property and equipment, net

The following table summarizes total property and equipment, net in the respective locations (in thousands):

	March 31, 2021	December 31, 2020
United States	$2,943	$3,174
Americas (excluding United States)	206	192
Asia	131	139

Property & equipment, net	$3,280	$3,505

The following table summarizes total property and equipment, net in the respective locations (in thousands):

	December 31, 2020	December 31, 2019
United States	$3,174	$4,011
Americas (excluding United States)	192	193
Asia	139	133

Property & equipment, net	$3,505	$4,337